Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Non-current assets
Other receivables – associate	-	25,383,991	6,218,518

Current assets
Trade receivables - third parties	6,274,545	7,312,693	1,791,449
Less: Allowance for expected credit losses of trade receivables – third parties	(141,849)	(131,305)	(32,167)
	6,132,696	7,181,388	1,759,282

Deposits	194,501	206,105	50,491
Prepayments	4,594,892	1,622,817	397,554
Advance to suppliers	295,672	63,334	15,515
Sundry receivables	1,970	48,533	11,890
	11,219,731	9,122,177	2,234,732

Total	11,219,731	34,506,168	8,453,250

Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
At beginning of financial year	243,021	141,849	34,750
Reversal of expected credit losses	(101,172)	(10,544)	(2,583)
At end of financial year	141,849	131,305	32,167

Schedule of Currency Profiles of Trade and Other Receivables

The currency profiles of the Company’s trade and other receivables as at the end of each reporting period are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Malaysian Ringgit	1,070,055	1,669,510	408,993
United States Dollar	8,797,060	5,873,121	1,438,785
Euro	1,289,412	1,542,755	377,941
Thai Baht	-	25,383,991	6,218,518
Others	63,204	36,791	9,013
	11,219,731	34,506,168	8,453,250